SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION	12 Months Ended
Dec. 31, 2024
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION
NOTE 13:-	SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION

a.	Other current assets are comprised of the following:

	December 31,
	2024	2023

Governmental authorities *)	$3,033	$3,186
Prepaid expenses	6,268	6,227
Deferred charges	4,510	8,320
Advance payments to suppliers	4,763	3,716
Other	3,389	2,850

	$21,963	$24,299

*) Under the provisions of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) the Company was eligible for a refundable Employee Retention Credit subject to certain criteria. As of December 31, 2023, the Company had a $952 receivable balance from the United States government related to the CARES Act. During the year ended December 31, 2024 the entire outstanding amount was collected by the Company.

b.	Other current liabilities are comprised of the following:

	December 31,
	2024	2023

Payroll and related employee accruals	$14,192	$14,017
Governmental authorities	2,651	2,301
Holdback Amount (see Note 17)	800	-
Other	174	113
	$17,817	$16,431

c.	Credit facility:

			December 31,
	Interest rate	Maturity	2024

Credit facility from bank:	U.S. Prime Plus 2.25%	2024	-

As of December 31, 2023, one of the Company’s subsidiaries had a revolving credit facility agreement with a U.S.-based bank. During the year ended December 31, 2024, the entire credit facility, in the amount of $7,453, was repaid.  The credit facility is presented under Short-term debt in the consolidated balance sheets.

d.	Long-term loan:

			December 31,
	Interest rate	Maturity	2024

Other loan:	14%	2026	$2,000

One of the Company’s subsidiaries has a loan agreement with one of its former shareholders. The carrying amount of the long-term loan approximates its fair value.

e.	Other long-term liabilities are comprised of the following:
	December 31,
	2024	2023

Earn-Out Consideration and Additional Earn-Out Consideration (see Note 17)	$10,400	$11,187
Holdback Amount (see Note 17)	-	795
Other	206	934

	$10,606	$12,916